Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (Class A Ordinary Shares)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Class A Ordinary Shares
Number of American depositary shares ("ADSs") representing one Class A ordinary share	10	10